LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited shareholders - basic and diluted	(2,176,340)	(1,966,680)	(936,251)	(133,882)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	3,558,354,940	3,658,088,876	4,107,065,011	4,107,065,011
Basic and diluted loss per share	(0.61)	(0.54)	(0.23)	(0.03)